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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06106

                          Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2006 through October 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    PIONEER
                            -----------------------
                                    MID CAP
                                  VALUE FUND

                                     PCGRX
                                 Ticker Symbol


                                     Annual
                                     Report

                                    10/31/07


                           [LOGO] PIONEER
                                  Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        2
Portfolio Management Discussion                              4
Portfolio Summary                                            8
Prices and Distributions                                     9
Performance Update                                          10
Comparing Ongoing Fund Expenses                             15
Schedule of Investments                                     17
Financial Statements                                        25
Notes to Financial Statements                               35
Report of Independent Registered Public Accounting Firm     43
Trustees, Officers and Service Providers                    44

                                                                     President's
Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides in recent months, when an otherwise healthy long-term bull market was buffeted by problems in the mortgage and banking industries.

Since mid-year 2007, issues tied to poor underwriting practices in the subprime sector of the mortgage industry and to problems with risk management by banks and hedge funds have resulted in increased market volatility and rising concern about risks to U.S. economic growth.

U.S. economic growth had slowed over the past two years, but this has been due as much to the natural maturation of the cyclical expansion, as U.S. factories approached full utilization and the labor market approached full employment, as to rising commodity prices or short-term interest rates. The slowdown was, therefore, not entirely unwelcome, as it reduced the threat of higher inflation. More recently, however, there has been increasing concern that falling home prices, and/or disruptions in financial markets pose a larger threat to continuing economic growth, and we have seen two cuts in short-term interest rates from the Federal Reserve despite strong economic growth in the second and third quarters of this year. A weaker U.S. dollar has put upward pressure on some prices, but it has also significantly benefited exporters and companies competing in the global marketplace, stimulating U.S. economic growth.

Economic growth in the rest of the world remains relatively positive. In Europe, solid GDP growth has driven unemployment lower and supported growing consumption, although concerns about the impact of the strong Euro are a persistent source of worry. Japanese economic growth continues, albeit at a muted rate, and the country's deflationary problems are gradually receding. Economic growth in emerging market countries remains faster than in the developed world, led by China, which continues its rise as a world economic power.

Looking forward, the economic outlook continues to appear generally positive, although real estate prices, subprime mortgage defaults, and the possibility of a liquidity/credit crunch represent growing sources of risk. Central banks have responded to the stresses in the inter-bank and commercial paper markets by acting as "lenders of last resort" and, in the case of the Federal Reserve, by cutting rates.

The U.S. Federal Reserve and the world's other central banks continue to pursue policies aimed at producing low and stable inflation, believed to be the best backdrop for steady economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so central bank policies have also been

Letter

"investor friendly." We view the Fed's recent rate cuts as temporarily "buying insurance" against a credit crunch, which would threaten economic growth rather than as an abandonment of its commitment to keeping inflation low.

Even against this "wall of worry" backdrop, the long-term performance of major asset classes has remained positive. In the 12 months ending October 31, 2007, equity investors were by and large rewarded as, despite several interim corrections, the Standard & Poor's 500 Index returned 15%, the Dow Jones Industrial Average returned 18%, and the NASDAQ Composite Index returned 21%. International developed and emerging markets equities performed even better, reflecting both a weakening dollar (which boosts returns for U.S. dollar-based investors) and strong local currency returns, with the MSCI EAFE Developed Market Index returning 25% and the MSCI Emerging Markets Index returning 68% over the 12-month period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, returned 5% in the 12 months ending October 31, 2007. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 7% for the same period, reflecting its higher coupon yield.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/07
--------------------------------------------------------------------------------

The domestic equity market delivered solid performance over the 12 months ending October 31, 2007, despite periods of volatility precipitated by concerns that weakness in housing and problems in the subprime mortgage market might undermine the growth in the economy. Despite these issues, strong global growth trends and growing corporate profits helped support stock prices over the full 12 months. In the following discussion, Rod Wright, leader of the investment team managing the Pioneer Mid Cap Value Fund, provides an update on the Fund and the factors that influenced performance during the 12 months.


Q:  How did the Fund perform during the 12-month period?

A: The Fund performed well, outdistancing returns from both mid-cap value benchmarks, as well as the general stock market, while also outpacing the average of its Lipper competitive funds group. Pioneer Mid Cap Value Fund Class A shares produced a total return of 16.47%, at net asset value, for the 12 months ending October 31, 2007. During the same period, the Russell Mid-Cap Value Index rose 9.73% while the Standard & Poor's 500 Index gained 14.60%. The average return for the 307 funds in Lipper's Mid-Cap Value Fund category was 12.87% during the same 12-month period.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.


Q:  What were the principal factors affecting performance during the period?

A: Equity prices rose for most of the period, driven by the effects of a robust global economy and healthy corporate earnings growth. The rally was interrupted in July and August, however, when a credit crunch emanating from the subprime mortgage industry caused concerns about the domestic economy. Stock prices then began

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    recovering again in the final weeks of the period on the strength of global economic trends.

    Stock selection drove performance, as the Fund's holdings outperformed their group averages in nine of the 10 market sectors. We were well positioned, as market trends changed to benefit the types of companies that we emphasize. We focus on individual stock selection, seeking fundamentally sound companies with high returns on equity and invested capital. We try to assemble a portfolio of companies with strong growth and profit records, solid balance sheets, successful management teams and solid positions in their markets. We do not base sector and industry weightings on any analysis of how various groups might be affected by macroeconomic trends, but we do overweight and underweight sectors based on our stock selection process. While the Fund performed relatively well throughout the period, it held up particularly well during the volatile July and August months, as higher-quality companies with strong balance sheets showed greater resilience than more highly-leveraged corporations.

    As a result of our selection process, the Fund was underweighted in the financials, consumer discretionary and utilities sectors. Each of these sectors underperformed the market during the period. Conversely, we were overweighted in consumer staples, which outperformed. It was, however, the individual stock selections within each sector, rather than the sector positioning, that was the principal factor in the Fund's performance.


Q: What were some of the investments that most influenced performance during the period, either positively or negatively?

A: While utilities generally produced lackluster returns in the market, our selections in the sector were particularly successful. The leading performer in the group was NRG Energy, a power producer that benefited both from the rising price of power and the successful integration of an acquisition. The Fund's underweighting of financials companies - especially the lack of exposure to real estate investment trusts - provided another notable boost to relative performance.

    Apollo Group and Juniper Networks were two companies in which we invested when they had low prices, but in our view still had attractive value and potential. The share prices of both companies

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/07                           (continued)
--------------------------------------------------------------------------------

    appreciated significantly during the period as they showed solid earnings improvement. Apollo Group is a leading on-line adult education company best known for its University of Phoenix subsidiary. Juniper Networks produces infrastructure for information technology networks. In the energy sector, Tesoro Oil, a refiner, and Weatherford International, an oil field services company, did well, adding to the Fund's relative performance. Although automobile industry stocks in general struggled during the period, our investment in auto parts manufacturer BorgWarner was a noteworthy exception, as it posted a strong gain. BorgWarner, which specializes in highly engineered parts for drive trains and braking systems, has a well-diversified customer base, selling to foreign as well as domestic manufacturers. As a result, it is less exposed to the problems that can plague the major American auto companies.

    We did have some disappointments during the period. While our underweighting of financials companies helped, we nevertheless were affected when stock valuations of virtually that entire group declined in mid-summer. Two underperformers in that sector were on-line broker E*Trade and bond insurance company AMBAC. We have sold both positions. However, we have retained our investment in another detractor: contact lens manufacturer Cooper. The company has struggled as it has restructured itself and integrated the operations of a new acquisition.

    Although the Fund was underweighted in the weak-performing retail industry, performance still was held back by poor results from our investments in J.C. Penney and Sears.


Q:  What is your investment outlook?

A: We believe that growth in the domestic economy is likely to decelerate, with the equity market continuing to experience volatility, especially if investors receive more bad news about subprime mortgages. As a consequence, we expect the Fund to remain defensively positioned. In our search for fundamentally sound companies, we have found more interesting opportunities in the health care and information technology sectors. As a result, we have overweighted both sectors, as well as consumer staples. We have found fewer opportunities in the financials and consumer discretionary groups, which have been underweighted.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 10/31/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]
U.S. Common Stocks                              93.0%
Temporary Cash Investments                       6.2%
Depositary Receipts for International Stocks     0.8%



Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]
Financials                                      20.0%
Industrials                                     13.0%
Consumer Discretionary                          11.7%
Utilities                                       11.6%
Consumer Staples                                 9.7%
Information Technology                           9.6%
Health Care                                      9.2%
Materials                                        8.6%
Energy                                           6.6%



 10 Largest Holdings

--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.   UNUM Group                                 2.97%
    2.   Air Products & Chemicals, Inc.             2.33
    3.   Loews Corp Carolina Group                  2.12
    4.   The Interpublic Group of Companies, Inc.   2.08
    5.   Kroger Co.                                 2.04
    6.   AETNA, Inc.                                1.95
    7.   Edison International                       1.92
    8.   Omnicare, Inc.                             1.89
    9.   NRG Energy, Inc.                           1.84
   10.   Waste Management, Inc.                     1.80

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   10/31/07   10/31/06
------- ---------- ---------
    A     $25.62    $25.33
    B     $21.65    $22.00
    C     $21.48    $21.84
    R     $25.26    $25.06
    Y     $26.73    $26.31


    Class     12/10/06   11/1/06
------------ ---------- --------
   Investor    $23.06   $25.40

Distributions Per Share
--------------------------------------------------------------------------------

                      11/1/06 - 10/31/07
        -----------------------------------------------
         Net Investment     Short-Term      Long-Term
 Class       Income       Capital Gains   Capital Gains
------- ---------------- --------------- --------------
    A        $0.1017         $0.4697         $2.8348
    B        $    -          $0.4697         $2.8348
    C        $    -          $0.4697         $2.8348
    R        $0.0814         $0.4697         $2.8348
    Y        $0.2084         $0.4697         $2.8348


                           11/1/06 - 10/31/07
             -----------------------------------------------
              Net Investment     Short-Term      Long-Term
    Class         Income       Capital Gains   Capital Gains
------------ ---------------- --------------- --------------
  Investor   $ -              $0.4967             $2.8345


Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/07                              CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund at public offering price, compared to that of the Russell Midcap Value Index.

-------------------------------------------------------
Average Annual Total Returns
(As of October 31, 2007)

                          Net Asset    Public Offering
Period                   Value (NAV)     Price (POP)
 10 Years                   10.34%         9.69%
 5 Years                    18.33         16.94
 1 Year                     16.47          9.75
-------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2007)

                            Gross            Net
                             1.07%         1.07%
-------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                     Pioneer         Russell
                                     Mid Cap         Midcap
                                    Value Fund     Value Index
10/97                                $ 9,425         $10,000
                                     $ 8,601         $10,574
10/99                                $ 9,463         $11,177
                                     $11,356         $12,501
10/01                                $11,566         $12,329
                                     $10,873         $11,963
10/03                                $14,289         $15,968
                                     $16,811         $19,120
10/05                                $18,812         $22,848
                                     $21,655         $27,535
10/07                                $25,220         $30,214

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/07                             CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.


---------------------------------------------
Average Annual Total Returns
(As of October 31, 2007)

                         If            If
Period                  Held        Redeemed
 10 Years                 9.41%       9.41%
 5 Years                 17.26       17.26
 1 Year                  15.38       11.45
---------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2007)

                         Gross         Net
                          1.98%       1.98%
---------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                     Pioneer         Russell
                                     Mid Cap         Midcap
                                    Value Fund     Value Index
10/97                                $10,000         $10,000
                                     $ 9,063         $10,574
10/99                                $ 9,889         $11,177
                                     $11,773         $12,501
10/01                                $11,892         $12,329
                                     $11,089         $11,963
10/03                                $14,446         $15,968
                                     $16,850         $19,120
10/05                                $18,671         $22,848
                                     $21,301         $27,535
10/07                                $24,578         $30,214

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit pioneerinvestments.com. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/07                             CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

---------------------------------------------
Average Annual Total Returns
(As of October 31, 2007)

                           If          If
Period                    Held      Redeemed
 10 Years                 9.40%       9.40%
 5 Years                 17.32       17.32
 1 Year                  15.46       15.46
---------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2007)

                         Gross         Net
                          1.89%       1.89%
---------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                     Pioneer         Russell
                                     Mid Cap         Midcap
                                    Value Fund     Value Index
10/97                                $10,000         $10,000
                                     $ 9,062         $10,574
10/99                                $ 9,879         $11,177
                                     $11,748         $12,501
10/01                                $11,861         $12,329
                                     $11,048         $11,963
10/03                                $14,396         $15,968
                                     $16,786         $19,120
10/05                                $18,624         $22,848
                                     $21,269         $27,535
10/07                                $24,557         $30,214

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/07                             CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

-------------------------------------------------
Average Annual Total Returns
(As of October 31, 2007)

                              If          If
Period                       Held      Redeemed
 10 Years                    9.95%       9.95%
 5 Years                    18.07       18.07
 1 Year                     16.14       16.14
-------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2007)

                             Gross        Net
                             1.37%       1.37%
-------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                     Pioneer         Russell
                                     Mid Cap         Midcap
                                    Value Fund     Value Index
10/97                                $10,000         $10,000
                                     $ 9,080         $10,574
10/99                                $ 9,941         $11,177
                                     $11,870         $12,501
10/01                                $12,030         $12,329
                                     $11,253         $11,963
10/03                                $14,758         $15,968
                                     $17,341         $19,120
10/05                                $19,368         $22,848
                                     $22,233         $27,535
10/07                                $25,823         $30,214

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/07                              CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

----------------------------------------------
Average Annual Total Returns
(As of October 31, 2007)

                            If         If
Period                     Held     Redeemed
 10 Years                 10.84%      10.84%
 5 Years                  18.89       18.89
 1 Year                   16.84       16.84
----------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2007)

                           Gross       Net
                           0.61%      0.61%
----------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                     Pioneer         Russell
                                     Mid Cap         Midcap
                                    Value Fund     Value Index
10/97                                $10,000         $10,000
                                     $ 9,146         $10,574
10/99                                $10,110         $11,177
                                     $12,188         $12,501
10/01                                $12,476         $12,329
                                     $11,785         $11,963
10/03                                $15,565         $15,968
                                     $18,402         $19,120
10/05                                $20,721         $22,848
                                     $23,952         $27,535
10/07                                $27,987         $30,214


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value Fund

Based on actual returns from May 1, 2007 through October 31, 2007.


 Share Class                   A              B              C              R              Y
--------------------------------------------------------------------------------------------------
 Beginning Account         $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value On 5/1/07
 Ending Account            $1,021.58      $1,016.83      $1,017.09      $1,019.31      $1,023.30
 Value (after expenses)
 10/31/07
 Expenses Paid             $    5.20      $    9.91      $    9.46      $    6.77      $    3.47
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.02%, 1.95%, 1.86%, 1.33% and 0.68% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from May 1, 2007 through October 31, 2007.


 Share Class                   A              B              C              R              Y
--------------------------------------------------------------------------------------------------
 Beginning Account         $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value On 5/1/07
 Ending Account            $1,020.06      $1,015.38      $1,015.38      $1,018.50      $1,021.78
 Value (after expenses)
 10/31/07
 Expenses Paid             $    5.19      $    9.91      $    9.45      $    6.77      $    3.47
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.02%, 1.95%, 1.86%, 1.33% and 0.68% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07
--------------------------------------------------------------------------------


Shares                                                                  Value
            COMMON STOCKS - 97.5%
            Energy - 6.4%
            Integrated Oil & Gas - 2.0%
550,000     Hess Corp.                                         $   39,385,500
300,000     USX-Marathon Group, Inc.                               17,739,000
                                                               --------------
                                                               $   57,124,500
                                                               --------------
            Oil & Gas Equipment & Services - 1.2%
500,000     Weatherford Intl, Inc.*                            $   32,455,000
                                                               --------------
            Oil & Gas Exploration & Production - 1.6%
900,000     Plains Exploration and Product, Inc.*              $   45,855,000
                                                               --------------
            Oil & Gas Refining & Marketing - 1.6%
725,000     Tesoro Petroleum Corp.                             $   43,884,250
                                                               --------------
            Total Energy                                       $  179,318,750
                                                               --------------
            Materials - 8.4%
            Diversified Metals & Mining - 1.6%
375,000     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   44,130,000
                                                               --------------
            Gold - 1.3%
725,000     Newmont Mining Corp.                               $   36,873,500
                                                               --------------
            Industrial Gases - 2.3%
650,000     Air Products & Chemicals, Inc.                     $   63,602,500
                                                               --------------
            Metal & Glass Containers - 1.7%
975,000     Ball Corp.                                         $   48,340,500
                                                               --------------
            Specialty Chemicals - 1.5%
800,000     International Flavor & Fragrances, Inc.            $   41,768,000
                                                               --------------
            Total Materials                                    $  234,714,500
                                                               --------------
            Capital Goods - 7.1%
            Aerospace & Defense - 1.7%
425,000     L-3 Communications Holdings, Inc.                  $   46,597,000
                                                               --------------
            Construction & Engineering - 1.1%
750,000     KBR, Inc.*                                         $   32,160,000
                                                               --------------
            Electrical Component & Equipment - 1.5%
750,000     Thomas & Betts Corp.*                              $   42,007,500
                                                               --------------
            Industrial Machinery - 1.1%
636,025     Crane Co.                                          $   30,173,026
                                                               --------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                        Value
               Trading Companies & Distributors - 1.7%
  525,000      W.W. Grainger, Inc.                      $   47,208,000
                                                        --------------
               Total Capital Goods                      $  198,145,526
                                                        --------------
               Commercial Services & Supplies - 4.7%
               Diversified Commercial Services - 1.5%
1,100,000      Equifax, Inc.                            $   42,350,000
                                                        --------------
               Environmental & Facilities Services - 3.2%
1,175,000      Republic Services, Inc.                  $   40,173,250
1,350,000      Waste Management, Inc.*                      49,126,500
                                                        --------------
                                                        $   89,299,750
                                                        --------------
               Total Commercial Services & Supplies     $  131,649,750
                                                        --------------
               Transportation - 0.9%
               Railroads - 0.9%
  550,000      CSX Corp.                                $   24,623,500
                                                        --------------
               Total Transportation                     $   24,623,500
                                                        --------------
               Automobiles & Components - 1.5%
               Auto Parts & Equipment - 1.5%
  400,000      BorgWarner, Inc.                         $   42,284,000
                                                        --------------
               Total Automobiles & Components           $   42,284,000
                                                        --------------
               Consumer Durables & Apparel - 1.3%
               Homebuilding - 0.4%
1,000,000      D.R. Horton, Inc.*                       $   12,690,000
                                                        --------------
               Housewares & Specialties - 0.9%
  300,000      Fortune Brands, Inc.                     $   25,131,000
                                                        --------------
               Total Consumer Durables & Apparel        $   37,821,000
                                                        --------------
               Consumer Services - 2.2%
               Casinos & Gaming - 0.2%
   75,000      Harrah's Entertainment, Inc.             $    6,618,750
                                                        --------------
               Education Services - 0.9%
  300,000      Apollo Group, Inc.*(b)                   $   23,778,000
                                                        --------------
               Hotels, Resorts & Cruise Lines - 1.1%
  650,000      Carnival Corp.                           $   31,187,000
                                                        --------------
               Total Consumer Services                  $   61,583,750
                                                        --------------

18    The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                Value
              Media - 3.4%
              Advertising - 2.0%
5,500,000     The Interpublic Group of Companies, Inc.*(b)     $   56,925,000
                                                               --------------
              Movies & Entertainment - 1.4%
  925,000     Viacom, Inc. (Class B)*                          $   38,193,250
                                                               --------------
              Total Media                                      $   95,118,250
                                                               --------------
              Retailing - 2.9%
              Apparel Retail - 1.0%
1,500,000     Gap, Inc.                                        $   28,350,000
                                                               --------------
              Department Stores - 1.9%
  300,000     J.C. Penney Co., Inc.                            $   16,872,000
  275,000     Sears Holdings Corp.*(b)                             37,067,250
                                                               --------------
                                                               $   53,939,250
                                                               --------------
              Total Retailing                                  $   82,289,250
                                                               --------------
              Food & Drug Retailing - 3.8%
              Food Retail - 3.8%
1,900,000     Kroger Co.                                       $   55,841,000
1,150,000     Safeway, Inc.                                        39,100,000
  523,214     Winn-Dixie Stores, Inc.*                             12,368,779
                                                               --------------
                                                               $  107,309,779
                                                               --------------
              Total Food & Drug Retailing                      $  107,309,779
                                                               --------------
              Food, Beverage & Tobacco - 4.5%
              Brewers - 1.3%
  650,000     Molson Coors Brewing Co. (Class B)               $   37,199,500
                                                               --------------
              Packaged Foods & Meats - 1.1%
  500,000     William Wrigley Jr. Co.                          $   30,835,000
                                                               --------------
              Tobacco - 2.1%
  675,000     Loews Corp., Carolina Group                      $   57,901,500
                                                               --------------
              Total Food, Beverage & Tobacco                   $  125,936,000
                                                               --------------
              Household & Personal Products - 1.2%
              Personal Products - 1.2%
  750,000     Estee Lauder Co.                                 $   32,925,000
                                                               --------------
              Total Household & Personal Products              $   32,925,000
                                                               --------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                          Value
               Health Care Equipment & Services - 7.2%
               Health Care Services - 3.6%
  700,000      Laboratory Corp. of America Holdings*      $   48,125,000
1,750,000      Omnicare, Inc.                                 51,625,000
                                                          --------------
                                                          $   99,750,000
                                                          --------------
               Health Care Supplies - 1.7%
1,150,000      Cooper Companies, Inc. (b)                 $   48,300,000
                                                          --------------
               Managed Health Care - 1.9%
  950,000      AETNA, Inc.                                $   53,361,500
                                                          --------------
               Total Health Care Equipment & Services     $  201,411,500
                                                          --------------
               Pharmaceuticals & Biotechnology - 1.8%
               Life Sciences Tools & Services - 0.5%
  550,000      PerkinElmer, Inc.                          $   15,136,000
                                                          --------------
               Pharmaceuticals - 1.3%
  625,000      Barr Laboratorie, Inc.*                    $   35,825,000
                                                          --------------
               Total Pharmaceuticals & Biotechnology      $   50,961,000
                                                          --------------
               Banks - 3.5%
               Regional Banks - 3.1%
  475,000      Key Corp.                                  $   13,513,750
  300,000      Marshall & Ilsley Corp.                        12,810,000
  500,000      PNC Bank Corp.                                 36,080,000
  400,000      Zions BanCorp.                                 23,644,000
                                                          --------------
                                                          $   86,047,750
                                                          --------------
               Thrifts & Mortgage Finance - 0.4%
  800,000      Hudson City Bancorp, Inc.                  $   12,528,000
                                                          --------------
               Total Banks                                $   98,575,750
                                                          --------------
               Diversified Financials - 3.2%
               Asset Management & Custody Banks - 1.7%
  575,000      Legg Mason, Inc.                           $   47,690,500
                                                          --------------
               Consumer Finance - 1.5%
1,051,796      The First Marblehead Corp. (b)             $   40,841,239
                                                          --------------
               Total Diversified Financials               $   88,531,739
                                                          --------------

20    The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                       Value
              Insurance - 7.7%
              Insurance Brokers - 1.6%
1,000,000     Aon Corp.                               $   45,320,000
                                                      --------------
              Life & Health Insurance - 2.9%
3,475,000     UNUM Group                              $   81,106,500
                                                      --------------
              Property & Casualty Insurance - 2.0%
  600,000     Ambac Financial Group, Inc. (b)         $   22,098,000
1,900,000     Progressive Corp.                           35,150,000
                                                      --------------
                                                      $   57,248,000
                                                      --------------
              Reinsurance - 1.2%
  550,000     Renaissancere Holdings, Ltd.            $   32,087,000
                                                      --------------
              Total Insurance                         $  215,761,500
                                                      --------------
              Real Estate - 5.1%
              Industrial Real Estate Investment Trust - 1.0%
  400,000     ProLogis Trust                          $   28,696,000
                                                      --------------
              Mortgage Real Estate Investment Trust - 1.3%
2,100,000     Annaly Capital Management, Inc. (b)     $   35,889,000
                                                      --------------
              Office Real Estate Investment Trust - 1.0%
  250,000     Boston Properties, Inc.                 $   27,085,000
                                                      --------------
              Specialized Real Estate Investment Trusts - 1.8%
1,250,000     Host Hotels & Resorts, Inc. (b)         $   27,700,000
  300,000     Public Storage, Inc.                        24,291,000
                                                      --------------
                                                      $   51,991,000
                                                      --------------
              Total Real Estate                       $  143,661,000
                                                      --------------
              Software & Services - 1.5%
              Data Processing & Outsourced Services - 1.5%
  700,000     Computer Sciences Corp.*(b)             $   40,873,000
                                                      --------------
              Total Software & Services               $   40,873,000
                                                      --------------
              Technology Hardware & Equipment - 6.0%
              Communications Equipment - 0.4%
1,400,000     Tellabs, Inc.*                          $   12,334,000
                                                      --------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07                                   (continued)
--------------------------------------------------------------------------------

  Shares                                                         Value
              Computer Hardware - 3.5%
1,450,000     NCR Corp.*                                $   40,005,500
2,700,000     Sun Microsystems, Inc.*                       15,417,000
1,450,000     Teradata Corp.*                               41,368,500
                                                        --------------
                                                        $   96,791,000
                                                        --------------
              Computer Storage & Peripherals - 0.9%
1,075,000     Imation Corp.                             $   23,951,000
                                                        --------------
              Office Electronics - 1.2%
2,000,000     Xerox Corp.*                              $   34,880,000
                                                        --------------
              Total Technology Hardware & Equipment     $  167,956,000
                                                        --------------
              Semiconductors - 1.9%
1,500,000     Infineon Technologies (A.D.R.)*           $   22,020,000
1,250,000     National Semiconductor Corp. (b)              31,425,000
                                                        --------------
                                                        $   53,445,000
                                                        --------------
              Total Semiconductors                      $   53,445,000
                                                        --------------
              Utilities - 11.3%
              Electric Utilities - 5.2%
  850,000     American Electric Power Co., Inc.         $   40,978,500
  900,000     Edison International                          52,335,000
  500,000     Firstenergy Corp.                             34,850,000
  350,000     PPL Corp.                                     18,095,000
                                                        --------------
                                                        $  146,258,500
                                                        --------------
              Gas Utilities - 1.7%
  850,000     Questar Corp.                             $   48,518,000
                                                        --------------
              Independent Power Producer & Energy Traders - 1.8%
1,100,000     NRG Energy, Inc.*                         $   50,226,000
                                                        --------------
              Multi-Utilities - 2.6%
  975,000     NSTAR                                     $   34,281,000
  400,000     Public Service Enterprise Group, Inc.         38,240,000
                                                        --------------
                                                        $   72,521,000
                                                        --------------
              Total Utilities                           $  317,523,500
                                                        --------------
              TOTAL COMMON STOCKS
              (Cost $2,185,277,213)                     $2,732,419,044
                                                        --------------


22    The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal
      Amount                                                                Value
                  TEMPORARY CASH INVESTMENTS - 6.4%
                  Repurchase Agreement - 2.6%
$ 74,700,000      UBS Warburg, Inc., 4.40%, dated 10/31/07,
                  repurchase price of $74,700,000 plus accrued
                  interest on 11/1/07 collateralized by
                  $73,530,000 U.S. Treasury Note, 4.5%,
                  11/30/11                                         $   74,700,000
                                                                   --------------
     Shares
                  Time Deposits - 3.8%
 100,935,465      Dresdner Bank AG                                 $  100,935,465
   5,057,994      Royal Bank of Canada                                  5,057,994
                                                                   --------------
                                                                   $  105,993,459
                                                                   --------------
                  TOTAL TEMPORARY CASH INVESTMENTS
                  (Cost $251,693,459)                              $  180,693,459
                                                                   --------------
                  TOTAL INVESTMENT IN SECURITIES - 103.9%
                  (Cost $2,436,970,672) (a)                        $2,913,112,503
                                                                   --------------
                  OTHER ASSETS AND LIABILITIES - (3.9)%            $ (110,252,093)
                                                                   --------------
                  TOTAL NET ASSETS - 100.0%                        $2,802,860,410
                                                                   ==============

(A.D.R.) American Depositary Receipt

*   Non-income producing security.

(a) At October 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $2,440,326,183 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $577,805,698
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                         (105,019,378)
                                                                                ------------
       Net unrealized gain                                                      $472,786,320
                                                                                ============


The accompanying notes are an integral part of these financial statements.   23

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07                                   (continued)
--------------------------------------------------------------------------------

(b)   At October 31, 2007, the following securities were out on loan:

       Shares     Security                                             Value
      480,638     Ambac Financial Group, Inc.                   $ 17,701,898
      522,000     Annaly Capital Management, Inc.                  8,920,980
       38,706     Apollo Group, Inc.*                              3,067,838
       77,535     Computer Sciences Corp.*                         4,527,269
      175,200     Cooper Companies, Inc.                           7,358,400
       29,000     The First Marblehead Corp.                       1,126,070
       43,570     Host Hotels & Resorts, Inc.                        965,511
    1,651,993     The Interpublic Group of Companies, Inc.*       17,098,128
      211,393     National Semiconductor Corp.                     5,314,420
      269,677     Sears Holdings Corp.*                           36,349,763
                                                                ------------
                  Total                                         $102,430,277
                                                                ============

Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2007 aggregated $1,458,273,797 and $1,767,302,188, respectively.


24    The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 10/31/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $102,430,277) (cost $2,436,970,672)                           $2,913,112,503
  Receivables -
    Investment securities sold                                         9,144,801
    Fund shares sold                                                   2,740,424
    Dividends, interest and foreign taxes withheld                     1,412,318
    Due from Pioneer Investment Management, Inc.                          37,000
  Other                                                                   68,266
                                                                  --------------
     Total assets                                                 $2,926,515,312
                                                                  --------------
LIABILITIES:
  Payables -
    Investment securities purchased                               $    9,999,035
    Fund shares repurchased                                            4,587,905
    Upon return of securities loaned                                 105,993,459
  Due to bank                                                          2,192,008
  Due to affiliates                                                      813,421
  Accrued expenses                                                        69,074
                                                                  --------------
     Total liabilities                                            $  123,654,902
                                                                  --------------
NET ASSETS:
  Paid-in capital                                                 $2,136,964,048
  Undistributed net investment income                                  8,918,260
  Accumulated net realized gain on investments                       180,836,271
  Net unrealized gain on investments                                 476,141,831
                                                                  --------------
     Total net assets                                             $2,802,860,410
                                                                  ==============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $2,048,721,329/79,979,392 shares)             $        25.62
                                                                  ==============
  Class B (based on $149,348,075/6,899,888 shares)                $        21.65
                                                                  ==============
  Class C (based on $187,565,600/8,732,149 shares)                $        21.48
                                                                  ==============
  Class R (based on $62,740,836/2,483,626 shares)                 $        25.26
                                                                  ==============
  Class Y (based on $354,484,570/13,262,702 shares)               $        26.73
                                                                  ==============
MAXIMUM OFFERING PRICE:
  Class A ($25.62 [divided by] 94.25%)                            $        27.18
                                                                  ==============



The accompanying notes are an integral part of these financial statements.   25

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended 10/31/07


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $6,882)    $39,246,146
  Interest                                                2,523,515
  Income from securities loaned, net                        225,566
                                                         -----------
     Total investment income                                               $ 41,995,227
                                                                           ------------
EXPENSES:
  Management fees
   Basic Fee                                             $17,872,391
   Performance Adjustment                                (2,455,038)
  Transfer agent fees and expenses
   Class A                                                3,604,621
   Class B                                                  599,269
   Class C                                                  517,646
   Investor Class                                            24,600
   Class R                                                  119,069
   Class Y                                                  258,671
  Distribution fees
   Class A                                                5,102,035
   Class B                                                1,627,862
   Class C                                                1,906,888
   Class R                                                  280,677
  Administrative fees                                       611,580
  Custodian fees                                             76,513
  Registration fees                                         226,826
  Professional fees                                         140,406
  Printing expense                                          145,600
  Fees and expenses of nonaffiliated trustees                47,942
  Miscellaneous                                              88,136
                                                         -----------
     Total expenses                                                        $ 30,795,694
     Less fees paid indirectly                                                 (246,686)
                                                                           ------------
     Net expenses                                                          $ 30,549,008
                                                                           ------------
       Net investment income                                               $ 11,446,219
                                                                           ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                         $185,968,082
                                                                           ------------
  Change in net unrealized gain on investments                             $216,983,578
                                                                           ------------
  Net gain on investments                                                  $402,951,660
                                                                           ------------
  Net increase in net assets resulting from operations                     $414,397,879
                                                                           ============



26    The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 10/31/07 and 10/31/06, respectively


                                                            Year Ended         Year Ended
                                                             10/31/07           10/31/06
FROM OPERATIONS:
Net investment income                                     $   11,446,219    $     11,319,312
Net realized gain on investments                             185,968,082         353,159,253
Change in net unrealized gain on investments                 216,983,578          21,854,311
                                                          --------------    ----------------
    Net increase in net assets resulting from
     operations                                           $  414,397,879    $    386,332,876
                                                          --------------    ----------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.10 and $0.02 per share, respectively)     $   (8,904,124)   $     (1,785,086)
    Investor Class ($0.00 and $0.05 per share,
     respectively)                                                     -            (142,914)
    Class R ($0.08 and $0.02 per share, respectively)           (163,640)            (23,622)
    Class Y ($0.21 and $0.11 per share, respectively)         (2,684,105)         (1,309,598)
Net realized gain:
    Class A ($3.30 and $0.85 per share, respectively)       (249,231,183)        (74,063,394)
    Class B ($3.30 and $0.85 per share, respectively)        (24,715,474)         (8,221,025)
    Class C ($3.30 and $0.85 per share, respectively)        (28,270,849)         (7,923,503)
    Investor Class ($3.30 and $0.85 per share,
     respectively)                                            (7,692,395)         (2,348,004)
    Class R ($3.30 and $0.85 per share, respectively)         (5,657,035)           (763,737)
    Class Y ($3.30 and $0.85 per share, respectively)        (38,852,304)        (10,073,717)
                                                          --------------    ----------------
     Total distributions to shareowners                   $ (366,171,109)   $   (106,654,600)
                                                          --------------    ----------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $  637,423,424    $    635,427,260
Reinvestment of distributions                                309,803,431          86,716,751
Cost of shares repurchased                                  (889,020,605)     (1,002,627,314)
                                                          --------------    ----------------
    Net increase (decrease) in net assets resulting
     from Fund share transactions                         $   58,206,250    $   (280,483,303)
                                                          --------------    ----------------
    Net increase (decrease) in net assets                 $  106,433,020    $       (805,027)
NET ASSETS:
Beginning of year                                          2,696,427,390       2,697,232,417
                                                          --------------    ----------------
End of year                                               $2,802,860,410    $  2,696,427,390
                                                          ==============    ================
Undistributed net investment income                       $    8,918,260    $      9,235,355
                                                          ==============    ================


The accompanying notes are an integral part of these financial statements.   27

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                   '07 Shares        '07 Amount       '06 Shares        '06 Amount
CLASS A
Shares sold                         15,858,668    $  392,570,324       16,731,441    $  396,039,702
Conversion from Investor
  Class Shares                       2,648,752        60,868,325                -                 -
Reinvestment of distributions       10,128,942       228,801,001        2,887,262        66,309,165
Less shares repurchased            (25,497,829)     (628,291,265)     (28,492,107)     (679,064,757)
                                   -----------    --------------      -----------    --------------
    Net increase (decrease)          3,138,533    $   53,948,385       (8,873,404)   $ (216,715,890)
                                   ===========    ==============      ===========    ==============
CLASS B
Shares sold                            915,604    $   19,034,949          989,428    $   20,573,797
Reinvestment of distributions        1,165,397        22,329,112          365,505         7,342,377
Less shares repurchased             (2,740,303)      (56,957,141)      (3,541,862)      (73,714,179)
                                   -----------    --------------      -----------    --------------
    Net decrease                      (659,302)   $  (15,593,080)      (2,186,929)   $  (45,798,005)
                                   ===========    ==============      ===========    ==============
CLASS C
Shares sold                          1,798,827    $   37,004,372        2,402,694    $   49,532,486
Reinvestment of distributions        1,162,810        22,093,525          300,512         5,989,127
Less shares repurchased             (2,877,077)      (59,252,128)      (3,249,785)      (67,112,143)
                                   -----------    --------------      -----------    --------------
    Net increase (decrease)             84,560    $     (154,231)        (546,579)   $  (11,590,530)
                                   ===========    ==============      ===========    ==============
INVESTOR CLASS
Reinvestment of distributions          330,088    $    7,480,413          106,415    $    2,451,591
Conversion to Class A Shares        (2,639,642)      (60,868,325)               -                 -
Less shares repurchased                (56,435)       (1,406,561)        (523,570)      (12,546,274)
                                   -----------    --------------      -----------    --------------
    Net decrease                    (2,365,989)   $  (54,794,473)        (417,155)   $  (10,094,683)
                                   ===========    ==============      ===========    ==============
CLASS R
Shares sold                          1,271,668    $   30,686,994        1,270,654    $   29,919,093
Reinvestment of distributions          244,399         5,454,111           31,508           718,012
Less shares repurchased               (751,641)      (18,367,223)        (363,752)       (8,598,778)
                                   -----------    --------------      -----------    --------------
    Net increase                       764,426    $   17,773,882          938,410    $   22,038,327
                                   ===========    ==============      ===========    ==============
CLASS Y
Shares sold                          6,129,171    $  158,126,785        5,663,318    $  139,362,182
Reinvestment of distributions        1,002,036        23,645,269          163,759         3,906,479
Less shares repurchased             (4,947,968)     (124,746,287)      (6,522,848)     (161,591,183)
                                   -----------    --------------      -----------    --------------
    Net increase (decrease)          2,183,239    $   57,025,767         (695,771)   $  (18,322,522)
                                   ===========    ==============      ===========    ==============


28    The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                           10/31/07       10/31/06       10/31/05       10/31/04       10/31/03
CLASS A
Net asset value, beginning of period                      $    25.33     $    22.84     $    25.57     $    22.25     $    16.93
                                                          ----------     ----------     ----------     ----------     ----------
Increase from investment operations:
 Net investment income                                    $     0.11     $     0.12     $     0.04     $     0.01     $     0.04
 Net realized and unrealized gain on investments                3.58           3.24           2.86           3.83           5.28
                                                          ----------     ----------     ----------     ----------     ----------
  Net increase from investment operations                 $     3.69     $     3.36     $     2.90     $     3.84     $     5.32
Distributions to shareowners:
 Net investment income                                         (0.10)         (0.02)             -              -              -
 Net realized gain                                             (3.30)         (0.85)         (5.63)         (0.52)             -
                                                          ----------     ----------     ----------     ----------     ----------
Net increase (decrease) in net asset value                $     0.29     $     2.49     $    (2.73)    $     3.32     $     5.32
                                                          ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                            $    25.62     $    25.33     $    22.84     $    25.57     $    22.25
                                                          ==========     ==========     ==========     ==========     ==========
Total return*                                                  16.47%         15.11%         11.90%         17.65%         31.42%
Ratio of net expenses to average net assets+                    1.03%          1.08%          1.10%          1.21%          1.37%
Ratio of net investment income to average net assets+           0.48%          0.46%          0.16%          0.05%          0.24%
Portfolio turnover rate                                           54%            91%            74%            59%            58%
Net assets, end of period (in thousands)                  $2,048,721     $1,946,583     $1,957,797     $1,547,823     $1,208,400
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.02%          1.07%          1.10%          1.21%          1.37%
 Net investment income                                          0.49%          0.47%          0.16%          0.05%          0.24%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   29

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Year Ended    Year Ended    Year Ended    Year Ended   Year Ended
                                                         10/31/07      10/31/06      10/31/05      10/31/04     10/31/03
CLASS B
Net asset value, beginning of period                     $ 22.00       $ 20.10       $ 23.32       $ 20.48      $ 15.72
                                                         -------       -------       -------       -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                     $ (0.10)      $ (0.11)      $ (0.17)      $ (0.22)     $ (0.13)
 Net realized and unrealized gain on investments            3.05          2.86          2.58          3.55         4.89
                                                         -------       -------       -------       -------      -------
  Net increase from investment operations                $  2.95       $  2.75       $  2.41       $  3.33      $  4.76
Distributions to shareowners:
 Net investment income                                         -             -             -             -            -
 Net realized gain                                         (3.30)        (0.85)        (5.63)        (0.49)           -
                                                         -------       -------       -------       -------      -------
Net increase (decrease) in net asset value               $ (0.35)      $  1.90       $ (3.22)      $  2.84      $  4.76
                                                         -------       -------       -------       -------      -------
Net asset value, end of period                           $ 21.65       $ 22.00       $ 20.10       $ 23.32      $ 20.48
                                                         =======       =======       =======       =======      =======
Total return*                                              15.38%        14.09%        10.81%        16.64%       30.28%
Ratio of net expenses to average net assets+                1.97%         2.00%         2.06%         2.13%        2.22%
Ratio of net investment loss to average net assets+        (0.46)%       (0.46)%       (0.80)%       (0.86)%      (0.61)%
Portfolio turnover rate                                       54%           91%           74%           59%          58%
Net assets, end of period (in thousands)                 $149,348      $166,294      $195,916      $208,844     $241,313
Ratios with reduction for fees paid indirectly:
 Net expenses                                               1.95%         1.98%         2.06%         2.13%        2.22%
 Net investment loss                                       (0.44)%       (0.44)%       (0.80)%       (0.86)%      (0.61)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

30   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Year Ended    Year Ended    Year Ended    Year Ended   Year Ended
                                                         10/31/07      10/31/06      10/31/05      10/31/04     10/31/03
CLASS C
Net asset value, beginning of period                     $ 21.84       $ 19.94       $ 23.15       $ 20.34      $ 15.61
                                                         -------       -------       -------       -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                     $ (0.08)      $ (0.08)      $ (0.11)      $ (0.16)     $ (0.10)
 Net realized and unrealized gain on investments            3.02          2.83          2.53          3.46         4.83
                                                         -------       -------       -------       -------      -------
  Net increase from investment operations                $  2.94       $  2.75       $  2.42       $  3.30      $  4.73
Distributions to shareowners:
 Net realized gain                                         (3.30)        (0.85)        (5.63)        (0.49)           -
                                                         -------       -------       -------       -------      -------
Net increase (decrease) in net asset value               $ (0.36)      $  1.90       $ (3.21)      $  2.81      $  4.73
                                                         -------       -------       -------       -------      -------
Net asset value, end of period                           $ 21.48       $ 21.84       $ 19.94       $ 23.15      $ 20.34
                                                         =======       =======       =======       =======      =======
Total return*                                              15.46%        14.20%        10.95%        16.60%       30.30%
Ratio of net expenses to average net assets+                1.87%         1.90%         1.95%         2.11%        2.28%
Ratio of net investment loss to average net assets+        (0.36)%       (0.36)%       (0.68)%       (0.88)%      (0.68)%
Portfolio turnover rate                                       54%           91%           74%           59%          58%
Net assets, end of period (in thousands)                 $187,566      $188,847      $183,357      $105,778     $53,982
Ratios with reduction for fees paid indirectly:
 Net expenses                                               1.86%         1.89%         1.95%         2.11%        2.28%
 Net investment loss                                       (0.35)%       (0.35)%       (0.68)%       (0.88)%      (0.68)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.    31

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     11/1/06                  12/10/04 (a)
                                                       to        Year Ended        to
                                                  12/10/06 (c)    10/31/06      10/31/05
INVESTOR CLASS
Net asset value, beginning of period                $ 25.40       $ 22.88       $ 24.00
                                                    -------       -------       -------
Increase from investment operations:
  Net investment income                             $  0.02       $  0.17       $  0.06
  Net realized and unrealized gain
   on investments                                      0.94          3.25          1.29
                                                    -------       -------       -------
   Net increase from investment operations          $  0.96       $  3.42       $  1.35
Distributions to shareowners:
  Net investment income                                   -         (0.05)            -
  Net realized gain                                   (3.30)        (0.85)        (2.47)
                                                    -------       -------       -------
Net increase (decrease) in net asset value          $ (2.34)      $  2.52       $ (1.12)
                                                    -------       -------       -------
Net asset value, end of period                      $ 23.06       $ 25.40       $ 22.88
                                                    =======       =======       =======
Total return*                                          4.03%(b)     15.37%         5.39%(b)
Ratio of net expenses to average net assets+           0.96%**       0.86%         0.94%**
Ratio of net investment income to average
  net assets+                                          0.74%**       0.68%         0.24%**
Portfolio turnover rate                                  54%           91%           74%
Net assets, end of period (in thousands)            $     -       $60,100       $63,680
Ratios with reduction for fees paid indirectly:
  Net expenses                                         0.84%**       0.85%         0.93%**
  Net investment income                                0.86%**       0.69%         0.25%**

(a) Investor Class Shares were issued in reorganization on December 10, 2004.
(b) Not annualized.
(c) Investor Class Shares were converted to Class A shares on December 10,
    2006.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

32    The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended  Year Ended   Year Ended   Year Ended   4/1/03 (a) to
                                                                 10/31/07    10/31/06     10/31/05     10/31/04       10/31/03
CLASS R
Net asset value, beginning of period                             $ 25.06     $ 22.67      $ 25.46      $ 22.25       $  16.81
                                                                 -------     -------      -------      -------       --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.05     $  0.03      $ (0.01)     $  0.06       $      -
 Net realized and unrealized gain on investments                    3.53        3.23         2.85         3.74           5.44
                                                                 -------     -------      -------      -------       --------
  Net increase from investment operations                        $  3.58     $  3.26      $  2.84      $  3.80       $   5.44
Distributions to shareowners:
 Net investment income                                             (0.08)      (0.02)           -            -              -
 Net realized gain                                                 (3.30)      (0.85)       (5.63)       (0.59)             -
                                                                 -------     -------      -------      -------       --------
Net increase (decrease) in net asset value                       $  0.20     $  2.39      $ (2.79)     $  3.21       $   5.44
                                                                 -------     -------      -------      -------       --------
Net asset value, end of period                                   $ 25.26     $ 25.06      $ 22.67      $ 25.46       $  22.25
                                                                 =======     =======      =======      =======       ========
Total return*                                                      16.14%      14.79%       11.69%       17.50%         32.36%(b)
Ratio of net expenses to average net assets+                        1.33%       1.38%        1.32%        1.34%          1.31%**
Ratio of net investment income (loss) to average net assets+        0.18%       0.15%       (0.05)%      (0.16)%        (0.08)%**
Portfolio turnover rate                                               54%         91%          74%          59%            58%
Net assets, end of period (in thousands)                         $62,741     $43,091      $17,702      $ 3,271       $     40
Ratios with reduction for fees paid indirectly:
 Net expenses                                                       1.33%       1.37%        1.32%        1.34%          1.31%**
 Net investment income (loss)                                       0.18%       0.16%       (0.05)%      (0.16)%        (0.08)%**

(a) Class R shares were first publicly offered on April 1, 2003.
(b) Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    33

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                          10/31/07     10/31/06     10/31/05     10/31/04     10/31/03
CLASS Y
Net asset value, beginning of period                      $  26.31     $  23.68     $  26.17     $ 22.73      $  17.21
                                                          --------     --------     --------     -------      --------
Increase from investment operations:
 Net investment income                                    $   0.19     $   0.24     $   0.06     $  0.08      $   0.15
 Net realized and unrealized gain on investments              3.74         3.35         3.08        3.96          5.37
                                                          --------     --------     --------     -------      --------
  Net increase from investment operations                 $   3.93     $   3.59     $   3.14     $  4.04      $   5.52
Distributions to shareowners:
 Net investment income                                       (0.21)       (0.11)           -           -             -
 Net realized gain                                           (3.30)       (0.85)       (5.63)      (0.60)            -
                                                          --------     --------     --------     -------      --------
Net increase (decrease) in net asset value                $   0.42     $   2.63     $  (2.49)    $  3.44      $   5.52
                                                          --------     --------     --------     -------      --------
Net asset value, end of period                            $  26.73     $  26.31     $  23.68     $ 26.17      $  22.73
                                                          ========     ========     ========     =======      ========
Total return*                                                16.84%       15.59%       12.61%      18.23%        32.07%
Ratio of net expenses to average net assets+                  0.68%        0.62%        0.67%       0.78%         0.84%
Ratio of net investment income to average net assets+         0.82%        0.92%        0.62%       0.46%         0.76%
Portfolio turnover rate                                         54%          91%          74%         59%           58%
Net assets, end of period (in thousands)                  $354,485     $291,513     $278,780     $50,081      $  8,261
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 0.68%        0.61%        0.67%       0.78%         0.84%
 Net investment income                                        0.82%        0.93%        0.62%       0.46%         0.76%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+ Ratios with no reduction for fees paid indirectly.

34    The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/07
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies

Pioneer Mid Cap Value Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R and Class Y shares. As planned, on December 10, 2006, Investor Class shares converted to Class A shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y shareowners.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries or sectors. Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund's prospectus(es) contains information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's investment risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/07                             (continued)
--------------------------------------------------------------------------------

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At October 31, 2007 there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

    At October 31, 2007, the Fund has reclassified $11,445 to decrease undistributed net investment income and $11,445 to increase accumulated net realized gain on investments to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

    The tax character of distributions paid during the years ended October 31, 2007 and October 31, 2006, was as follows:

--------------------------------------------------------------------------------
                                                    2007                2006
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary Income                               $ 62,128,845        $ 13,855,700
  Long-Term capital gain                         304,042,264          92,798,900
                                                ------------        ------------
    Total                                       $366,171,109        $106,654,600
                                                ============        ============
--------------------------------------------------------------------------------


    The following shows the components of distributable earnings on a federal income tax basis at October 31, 2007:

--------------------------------------------------------------------------------
                                                                        2007
--------------------------------------------------------------------------------
  Undistributed ordinary income                                     $ 43,916,215
  Undistributed long-term gain                                       149,193,327
  Unrealized appreciation                                            472,786,320
                                                                    ------------
    Total                                                           $665,896,362
                                                                    ============
--------------------------------------------------------------------------------

    The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and REIT holdings.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/07                             (continued)
--------------------------------------------------------------------------------

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $206,006 in underwriting commissions on the sale of Class A shares during the year ended October 31, 2007.


D.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution expense rates.


E.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a loan, the Fund receives collateral and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of the

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in various Time Deposits, which are sponsored by Brown Brothers Harriman & Co., the Fund's custodian.


F.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


G.  Option writing

    When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

    During the year ended October 31, 2007, the Fund did not write or exercise any option contracts.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/07                             (continued)
--------------------------------------------------------------------------------

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million; 0.625% on the next $3 billion and 0.60% on the excess over $4 billion. The basic fee is subject to a performance adjustment up to a maximum of -0.10% based on the performance of the Fund's Class A shares as compared with the Russell Midcap Value Index over a rolling 36-month period. In addition, the performance adjustment is further limited to a maximum annualized rate adjustment of +0.10% (i.e., the fee is further subject to a cap of 0.80% of average daily net assets assuming that the Fund is not large enough for any breakpoints to apply). For the year ended October 31, 2007, the aggregate performance adjustment resulted in a decrease to the basic fee of $2,455,038. The management fee was equivalent to 0.55% of the average daily net assets for the period.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected in the Statement of Assets and Liabilities is $94,474 in management fees, administrative costs and certain other services payable to PIM at October 31, 2007.


3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $683,053 in transfer agent fees payable to PIMSS at October 31, 2007.


4.  Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C and Class R shares (Class A Plan, Class B Plan, Class C Plan and Class R
Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Class A Plan, PFD is reimbursed for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $35,894 in distribution fees payable to PFD at October 31, 2007.


The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay as compensation to securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans in reimbursement for actual expenditures.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain of net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 2007, CDSCs in the amount of $301,920 were paid to PFD.


5. Commission Recapture and Expense Offset Arrangements

Effective July 15, 2005, the Fund has entered into commission recapture arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. For the year ended October 31, 2007, expenses were reduced $21,606 under these agreements. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended October 31, 2007 the Fund's expenses were reduced by $225,080 under such arrangements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/07                             (continued)
--------------------------------------------------------------------------------

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended October 31, 2007, the Fund had no borrowings under this agreement.


7. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and the Shareowners of Pioneer Mid Cap Value Fund

We have audited the accompanying statement of assets and liabilities of Pioneer Mid Cap Value Fund (the "Fund"), including the schedule of investments, as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Mid Cap Value Fund at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                /s/ Ernst & Young LLP


Boston, Massachusetts
December 14, 2007

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser

Pioneer Investment Management, Inc.

Custodian

Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm

Ernst & Young LLP

Principal Underwriter

Pioneer Funds Distributor, Inc.

Legal Counsel

Bingham McCutchen LLP

Shareowner Services and Transfer Agent

Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Bock) serves as a trustee of each of the 81 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Bock serves as Trustee of 80 of the 81 Pioneer Funds. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                     Position Held     Length of Service                                                        Other Directorships
Name and Age         With the Fund     and Term of Office        Principal Occupation During Past Five Years    Held by this Trustee
John F. Cogan, Jr.   Chairman of the   Trustee since 1990.       Deputy Chairman and a Director of Pioneer      None
 (81)*               Board, Trustee    Serves until a succes-    Global Asset Management S.p.A. ("PGAM");
                     and President     sor trustee is elected    Non-Executive Chairman and a Director of
                                       or earlier retirement     Pioneer Investment Management USA Inc.
                                       or removal.               ("PIM-USA"); Chairman and a Director of
                                                                 Pioneer; Chairman and Director of Pioneer
                                                                 Institutional Asset Management, Inc. (since
                                                                 2006); Director of Pioneer Alternative
                                                                 Investment Management Limited (Dublin);
                                                                 President and a Director of Pioneer
                                                                 Alternative Investment Management (Bermuda)
                                                                 Limited and affiliated funds; Director of
                                                                 PIOGLOBAL Real Estate Investment Fund
                                                                 (Russia) (until June 2006); Director of
                                                                 Nano-C, Inc. (since 2003); Director of Cole
                                                                 Management Inc. (since 2004); Director of
                                                                 Fiduciary Counseling, Inc.; President and
                                                                 Director of Pioneer Funds Distributor, Inc.
                                                                 ("PFD") (until May 2006); President of all of
                                                                 the Pioneer Funds; and Of Counsel, Wilmer
                                                                 Cutler Pickering Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                     Position Held     Length of Service                                                        Other Directorships
Name and Age         With the Fund     and Term of Office        Principal Occupation During Past Five Years    Held by this Trustee
David R. Bock (63)   Trustee           Trustee since 2005.       Executive Vice President and Chief Financial   Director of The
                                       Serves until a succes-    Officer, I-trax, Inc. (publicly traded health  Enterprise Social
                                       sor trustee is elected    care services company) (2004 - present);       Investment Company
                                       or earlier retirement or  Partner, Federal City Capital Advisors         (privately-held
                                       removal.                  (boutique merchant bank) (1997 to 2004); and   affordable housing
                                                                 Executive Vice President and Chief Financial   finance company);
                                                                 Officer, Pedestal Inc. (internet-based         and Director of New
                                                                 mortgage trading company) (2000 - 2002)        York Mortgage Trust
                                                                                                                (publicly traded
                                                                                                                mortgage REIT)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)    Trustee           Trustee since 1997.       President, Bush International, LLC             Director of Brady
                                       Serves until a succes-    (international financial advisory firm)        Corporation
                                       sor trustee is elected                                                   (industrial
                                       or earlier retirement or                                                 identification and
                                       removal.                                                                 specialty coated
                                                                                                                material products
                                                                                                                manufacturer);
                                                                                                                Director of Briggs &
                                                                                                                Stratton Co. (engine
                                                                                                                manufacturer);
                                                                                                                Director of UAL
                                                                                                                Corporation
                                                                                                                (airline holding
                                                                                                                company) Director of
                                                                                                                Mantech
                                                                                                                International
                                                                                                                Corporation
                                                                                                                (national security,
                                                                                                                defense, and
                                                                                                                intelligence
                                                                                                                technology firm):
                                                                                                                and Member, Board of
                                                                                                                Governors,
                                                                                                                Investment Company
                                                                                                                Institute
------------------------------------------------------------------------------------------------------------------------------------


Pioneer Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                     Position Held     Length of Service                                                        Other Directorships
Name and Age         With the Fund     and Term of Office        Principal Occupation During Past Five Years    Held by this Trustee
Margaret B.W.        Trustee           Trustee since 1990.       Founding Director, Vice-President and          None
Graham (60)                            Serves until a succes-    Corporate Secretary, The Winthrop Group, Inc.
                                       sor trustee is elected    (consulting firm); and Desautels Faculty of
                                       or earlier retirement or  Management, McGill University
                                       removal.
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (57) Trustee           Trustee since 2006.       Private investor (2004 - present); and Senior  Director of
                                       Serves until a succes-    Executive Vice President, The Bank of New      Quadriserv Inc.
                                       sor trustee is elected    York (financial and securities services)       (technology products
                                       or earlier retirement or  (1986 - 2004)                                  for securities
                                       removal.                                                                 lending industry)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A.        Trustee           Trustee since 1990.       President and Chief Executive Officer,         Director of New
Piret (59)                             Serves until a succes-    Newbury, Piret & Company, Inc. (investment     America High Income
                                       sor trustee is elected    banking firm)                                  Fund, Inc.
                                       or earlier retirement or                                                 (closed-end
                                       removal.                                                                 investment company)
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (71)   Trustee           Trustee since 1990.       President, John Winthrop & Co., Inc. (private  None
                                       Serves until a succes-    investment firm)
                                       sor trustee is elected
                                       or earlier retirement or
                                       removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                     Position Held     Length of Service                                                        Other Directorships
Name and Age         With the Fund     and Term of Office        Principal Occupation During Past Five Years    Held by this Officer
Daniel K. Kingsbury  Executive Vice    Since March 2007.         Director, CEO and President of Pioneer         None
(49)*                President         Serves at the discre-     Investment Management USA Inc.; Pioneer
                                       tion of the Board         Investment Management, Inc. and Pioneer
                                                                 Institutional Asset Management, Inc. (since
                                                                 March 2007); Executive Vice President of all
                                                                 of the Pioneer Funds (since March 2007);
                                                                 Director of Pioneer Global Asset Management
                                                                 S.p.A. (since March 2007); Head of New
                                                                 Markets Division, Pioneer Global Asset
                                                                 Management S.p.A. (2000 - 2007)
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa  Secretary         Since 2003. Serves at     Secretary of PIM-USA; Senior Vice President -  None
(59)                                   the discretion of the     Legal of Pioneer; Secretary/Clerk of most of
                                       Board                     PIM-USA's subsidiaries; and Secretary of
                                                                 all of the Pioneer Funds since September 2003
                                                                 (Assistant Secretary from November 2000 to
                                                                 September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J.       Assistant         Since 2003. Serves at     Vice President and Senior Counsel of Pioneer   None
Kelley (42)          Secretary         the discretion of the     since July 2002 and Assistant Secretary of
                                       Board                     all of the Pioneer Funds since September
                                                                 2003; Vice President and Senior Counsel of
                                                                 BISYS Fund Services, Inc. (April 2001 to June
                                                                 2002); Senior Vice President and Deputy
                                                                 General Counsel of Funds Distributor, Inc.
                                                                 (July 2000 to April 2001)
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)    Treasurer         Since 2000. Serves        Vice President - Fund Accounting,              None
                                       at the discretion of      Administration and Controllership Services of
                                       the Board                 Pioneer; and Treasurer of all of the Pioneer
                                                                 Funds
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (47) Assistant         Since 2004. Serves        Deputy Treasurer of Pioneer since 2004 and     None
                     Treasurer         at the discretion of      Assistant Treasurer of all of the Pioneer
                                       the Board                 Funds since November 2004; Treasurer and
                                                                 Senior Vice President, CDC IXIS Asset
                                                                 Management Services from 2002 to 2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                     Position Held     Length of Service                                                        Other Directorships
Name and Age         With the Fund     and Term of Office        Principal Occupation During Past Five Years    Held by this Officer

Luis I. Presutti     Assistant         Since 2000. Serves        Assistant Vice President -- Fund Accounting,   None
(42)                 Treasurer         at the discretion of      Administration and Controllership Services of
                                       the Board                 Pioneer; and Assistant Treasurer of all of the
                                                                 Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (49)   Assistant         Since 2002. Serves        Fund Accounting Manager -- Fund Accounting,    None
                     Treasurer         at the discretion of      Administration and Controllership Services of
                                       the Board                 Pioneer; and Assistant Treasurer of all of
                                                                 the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim        Assistant         Since 2003. Serves        Fund Administration Manager -- Fund            None
Sullivan (33)        Treasurer         at the discretion of      Accounting, Administration and Controllership
                                       the Board                 Services since June 2003 and Assistant
                                                                 Treasurer of all of the Pioneer Funds since
                                                                 September 2003; Assistant Vice President --
                                                                 Mutual Fund Operations of State Street
                                                                 Corporation from June 2002 to June 2003
                                                                 (formerly Deutsche Bank Asset Management)
------------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm    Chief Compliance  Since January 2007.       Chief Compliance Officer of Pioneer since      None
(48)                 Officer           Serves at the             December 2006 and of all the Pioneer Funds
                                       discretion of             since January 2007; Vice President and
                                       the Board                 Compliance Officer, MFS Investment Management
                                                                 (August 2005 to December 2006); Consultant,
                                                                 Fidelity Investments (February 2005 to July
                                                                 2005); Independent Consultant (July 1997 to
                                                                 February 2005)
------------------------------------------------------------------------------------------------------------------------------------
* Mr. Cogan is an Interested Trustee because he is an officer or director of the fund's investment adviser and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A.
("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.


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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

 We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

 Call us for:

 Account Information, including existing accounts,
 new accounts, prospectuses, applications
 and service forms                                                1-800-225-6292

 FactFone(SM) for automated fund yields, prices,
 account information and transactions                             1-800-225-4321

 Retirement plans information                                     1-800-622-0176

 Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

 Write to us:

 PIMSS, Inc.
 P.O. Box 55014
 Boston, Massachusetts 02205-5014


 Our toll-free fax                                                1-800-225-4240


 Our internet e-mail address                  ask.pioneer@pioneerinvestments.com
 (for general questions about Pioneer only)


 Visit our web site:                                  www.pioneerinvestments.com


 Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

 The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings to update its Form N-2 and issuance of comfort letters, totaled approximately $40,475 in 2007 and $33,915 in 2006.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


Audit-Related Fees
There were no fees for audit-related or other services provided to the Fund during the fiscal years ended October 31, 2007 and 2006.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $7,820 and $7,515 for 2007 and 2006, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended October 31, 2007 and 2006.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended October 31, 2007 and 2006, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $7,820 in 2007 and $7,515 in 2006.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 28, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December 28, 2007

* Print the name and title of each signing officer under his or her signature.